Employee Benefit Plans (Components of Net Periodic Pension Cost) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Benefit Plans [Abstract]
Service cost during the year			$ 222
Interest cost on projected benefit obligation	426	395	451
Expected return on plan assets	(518)	(561)	(591)
Net (amortization) accretion		(1)	56
Recognized net actuarial loss	40	203	296
Net periodic benefit cost	(52)	36	434
Net loss (gain)	2,441	(1,782)	(952)
Amortization of net loss	(40)	(203)	(296)
Net (amortization) accretion		1	(56)
Total Recognized in other comprehensive loss (income)	2,401	(1,984)	(1,304)
Total recognized in net periodic benefit cost and other comprehensive loss (income)	$ 2,349	$ (1,948)	$ (870)